K&L GATES LLP	George J. Zornada
State Street Financial Center	D 617.261.3231
One Lincoln Street	F 617.261.3175
Boston, Massachusetts 02111	george.zornada@klgates.com

August 24, 2012

VIA EDGAR

John M. Ganley

Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Salient MF Trust (the “Trust”)
1933 Act File No. 333-180225
1940 Act File No. 811-22678
Post-Effective Amendment No. 2 under the Securities Act of 1933, as amended (the “1933 Act”)
Amendment No. 3 under the Investment Company Act of 1940, as amended (the “1940 Act”)

Dear Mr. Ganley:

Transmitted electronically with this letter for filing pursuant to the 1940 Act, and 1933 Act, is the above-referenced amendment to the Trust’s registration statement on Form N-1A (the “Registration Statement”), relating to the Trust’s establishment of three additional series, Salient Alternative Beta Fund, Salient Pure Trend Fund and Salient Global Equity Fund (the “Series”). Two of the additional Series, Salient Alternative Beta Fund and Salient Pure Trend Fund, will utilize a controlled foreign corporation as a wholly-owned offshore subsidiary (each, an “Offshore Subsidiary”). With respect to their use of an Offshore Subsidiary, these two Series are substantially identical in structure to an existing series of the Trust, Salient Risk Parity Fund, which was recently reviewed by the staff (the “Staff”) of the Securities and Exchange Commission. These two Series are structured in accordance with Staff comments with respect to the Salient Risk Parity Fund. The third additional Series, Salient Global Equity Fund, is a global equity fund.

The Trust intends to make a public offer of securities of the Series upon effectiveness of the Registration Statement, 75 days after its filing, pursuant to Rule 485(a)(2) the 1933 Act. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

Any questions or comments should be directed to the undersigned at 617.261.3231.

Sincerely,

/s/ George J. Zornada

George J. Zornada